TRANSACTIONS BORNE BY CARBON REVOLUTION (Details)	12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
TRANSACTIONS BORNE BY CARBON REVOLUTION [Abstract]
Insurance paid for director and officer	€ 207,930	$ 223,125	€ 0	€ 0
Other administrative costs	€ 22,171		€ 0	€ 0